STATEMENTS OF CASH FLOWS (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Cash Flows from operating activities:
Net loss	$ (3,108,717)	$ (375,991)	$ (3,484,708)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	3,064,114	45,442	3,109,556
Interest reinvested into Trust Account	(3,785)	(7,972)	(11,757)
Changes in operating assets and liabilities:
Prepaid expenses		(14,732)	(14,732)
Accounts payable and accrued expenses	21,722	110,041	131,763
Net cash used in operating activities	(26,666)	(243,212)	(269,878)
Cash flows from investing activities:
Principal deposited in Trust Account	(57,165,000)	0	(57,165,000)
Net cash used in investing activities	(57,165,000)	0	(57,165,000)
Cash flows from financing activities:
Proceeds from sale of common stock to sponsor	25,000	0	25,000
Proceeds from loan payable - related party	85,650	0	85,650
Repayment of loan payable - related party	(50,000)	(35,650)	(85,650)
Advance from related party	95,934	50,650	146,584
Repayment of advance from related party	(76,680)	0	(76,680)
Net proceeds from public offering	53,759,897	0	53,759,897
Proceeds from underwriters unit purchase option	100	0	100
Gross proceeds from private placement	3,680,000	0	3,680,000
Payment of offering costs	0	(72,105)	(72,105)
Net cash (used in) provided by financing activities	57,519,901	(57,105)	57,462,796
Increase in cash during period	328,235	(300,317)	27,918
Cash at beginning of period	0	328,235	0
Cash at end of period	328,235	27,918	27,918
Supplemental disclosure of non-cash financing activities:
Accrued offering cost	$ 72,105	$ 0	$ 72,105